Schedule of reconciliation of liabilities arising from financing activities (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities, Current, beginnings		$ 2,059,748
Proceed from bank borrowings, current	$ 2,318,213	3,000,000	$ 4,000,000
Reconciliation of liabilities financing activities, lease liabilities, current, ending	2,079,887	2,691,582	2,059,748
Lease liabilities noncurrent, beginnings		2,956,727
Reconciliation of liabilities financing activities, lease liabilities, non-current, ending	2,619,525	3,389,927	2,956,727
Bank borrowings current, beginnings
Reconciliation of liabilities financing activities, bank borrowings, current, ending	1,989,904	2,575,135
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities, beginnings	3,923,844	5,077,846
Cash flows	(2,263,643)	(2,929,380)
Proceed from bank borrowings
Non-cash changes, addition	3,222,725	4,170,528
Non-cash changes, accretion of interests	30,808	39,869	114,966
Non-cash changes, other	(214,321)	(277,354)
Reconciliation of liabilities financing activities, ending	4,699,413	6,081,509	5,077,846
Reconciliation of liabilities financing activities, Current, beginnings		2,059,748	28,500
Cash flows bank borrowings, current			(1,096,308)
Proceed from bank borrowings, current
Fair value reserve, lease liabilities, current			4,524,209
Non-cash changes, other, bank borrowings, current			(1,511,619)
Reconciliation of liabilities financing activities, lease liabilities, current, ending			2,059,748
Lease liabilities noncurrent, beginnings		2,956,727
Cash flows bank borrowings, non-current
Proceed from bank borrowings, non-current
Fair value reserve, lease liabilities, non-current
Non-cash changes, accretion of interests, bank borrowings, non-current
Non-cash changes, other, bank borrowings, non-current			50,087
Reconciliation of liabilities financing activities, lease liabilities, non-current, ending			2,956,727
Fair value reserve [member]
IfrsStatementLineItems [Line Items]
Fair value reserve			2,906,640
Fair value reserve, lease liabilities, current
Fair value reserve, lease liabilities, non-current			2,906,640
Fair value reserve current
Fair value reserve noncurrent
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities, beginnings
Cash flows	(328,310)	(424,865)
Proceed from bank borrowings	2,318,213	3,000,000
Non-cash changes, addition
Non-cash changes, accretion of interests			88,982
Non-cash changes, other
Reconciliation of liabilities financing activities, ending	1,989,903	2,575,135
Cash flows bank borrowings, current			(6,766,838)
Proceed from bank borrowings, current			4,000,000
Non-cash changes, other, bank borrowings, current
Cash flows bank borrowings, non-current			(1,583,434)
Proceed from bank borrowings, non-current
Non-cash changes, accretion of interests, bank borrowings, non-current
Non-cash changes, other, bank borrowings, non-current
Bank borrowings current, beginnings			2,677,856
Non-cash changes, addition, bank borrowings, current
Reconciliation of liabilities financing activities, bank borrowings, current, ending
Bank borrowings non-current, beginnings			1,583,434
Non-cash changes, addition, bank borrowings, non-current
Reconciliation of liabilities financing activities, bank borrowings, non-current, ending
Assets held to hedge liabilities arising from financing activities [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities, beginnings	3,923,844	5,077,846	4,289,790
Cash flows	(2,591,953)	(3,354,245)	(9,446,580)
Proceed from bank borrowings	2,318,213	3,000,000	4,061,371
Non-cash changes, addition	3,222,725	4,170,528	4,524,209
Non-cash changes, accretion of interests	30,808	39,869	203,948
Non-cash changes, other	(214,321)	(277,354)	(1,461,532)
Reconciliation of liabilities financing activities, ending	$ 6,689,316	8,656,644	5,077,846
Bank overdraft [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities, beginnings		$ 61,371
Cash flows
Proceed from bank borrowings			61,371
Non-cash changes, addition
Non-cash changes, accretion of interests
Non-cash changes, other
Fair value reserve
Reconciliation of liabilities financing activities, ending			$ 61,371